Schedule of Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Future minimum lease payments, remainder of fiscal year	$ 876,839
Future minimum lease payments, year one	1,416,988	1,324,782	$ 230,044
Future minimum lease payments, year two	1,416,988	1,324,782	230,044
Future minimum lease payments, year three	1,289,556	1,324,782	230,044
Future minimum lease payments, year four	442,314	1,201,139	230,044
Future minimum lease payments, year five	21,502	379,091	115,022
Total	5,464,187	5,554,576
Less: Imputed interest	647,757	563,675
Present value of lease liabilities	$ 4,816,430	4,990,901
Future minimum lease payments, year six
Maturity Analysis Of Lease Liabilities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total		5,554,576	1,035,198
Less: Imputed interest		563,675	88,492
Present value of lease liabilities		$ 4,990,901	$ 946,706